UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2010
Date of reporting period: August 31, 2010

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	% Portfoio	Industry
AK Steel Holding	10,000	$127,400	0.68%	Steel - Producers
AT&T	10,000	$270,300	1.45%	Telecommunctns - Services
Abbott Laboratories	7,000	$345,380	1.85%	Medical - Drugs
Adobe Systems	7,600	$210,520	1.13%	Computer - Software
Advanced Micro Devices	20,000	$112,200	0.60%	Elec Components - Semicondtrs
Agilent Technologies	13,000	$350,610	1.87%	Elec Components - Misc
Alaska Air Group	10,000	$442,300	2.36%	Transportation - Airline
Alcoa	30,000	$306,525	1.64%	Metal Ores - Non Ferrous
Allegiant Travel	16,000	$602,080	3.22%	Transportation - Airline
Amazon.com	6,000	$748,980	4.00%	Retail - Internet
Amgen	3,700	$188,848	1.01%	Medical - Biomed/Genetics
AmSurg	15,000	$250,050	1.34%	Medical - Outpnt/Home Care
Apple	4,800	$1,166,880	6.24%	Computer - Mini/Micro
Banner Corporation	50,000	$102,000	0.55%	Banks - West
Bed Bath & Beyond	9,000	$323,730	1.73%	Retail - Misc/Diversified
Best Buy	10,000	$313,900	1.68%	Retail - Consumer Elect
CVS Caremark	10,000	$269,800	1.44%	Retail - Drug Stores
Chubb	7,000	$385,910	2.06%	Insurance - Propt/Casul/Title
Coach	6,000	$215,040	1.15%	Textile - Apparel Mfg
Devon Energy	6,000	$361,680	1.93%	Oil & Gas - U S Explo & Prod
Dr Pepper Snapple	16,000	$589,120	3.15%	Beverages - Soft Drink
Duke Energy	10,000	$171,800	0.92%	Utility - Electric Power
E*TRADE Financial	15,000	$185,963	0.99%	Finance - Investment Bkrs
FTI Consulting	5,000	$163,900	0.88%	Business Services
Ford Motor	25,000	$282,125	1.51%	Auto/Truck - Manufacturing
Furiex Pharmaceuticals Inc.	1,250	$12,450	0.07%	Medical - Drugs
Hewlett-Packard	10,000	$384,500	2.06%	Computer - Mini/Micro
Honeywell International	10,000	$390,600	2.09%	Diversified Operations
Idacorp	10,000	$350,600	1.87%	Utility - Electric Power
Intuit	12,000	$512,850	2.74%	Computer - Software
Johnson & Johnson	10,000	$570,200	3.05%	Medical - Supplies
KB Home	20,000	$206,200	1.10%	Building - Resident/Commercl
Lincoln Electric Holdings	4,000	$198,240	1.06%	Machinery - Tools & Rel Prods
LoopNet	20,000	$210,800	1.13%	Internet Content
Lowe's	15,000	$304,200	1.63%	Buildg Prods - Retail/Whlsle
NRG Energy	10,000	$203,200	1.09%	Utility - Electric Power
NextEra Energy	7,000	$376,110	2.01%	Utility - Electric Power
Norfolk Southern	7,000	$375,760	2.01%	Transportation - Rail
Nucor	4,000	$147,120	0.79%	Steel - Producers
Oracle	15,000	$327,675	1.75%	Computer - Software
PepsiCo	6,000	$385,080	2.06%	Beverages - Soft Drink
Pharmaceutical Product Development	15,000	$344,550	1.84%	Medical - Drugs
Piedmont Natural Gas	8,000	$218,240	1.17%	Utility - Gas Distribution
Raytheon	6,500	$285,480	1.53%	Aerospace - Equipment
Red Lion Hotels	50,000	$312,500	1.67%	Hotels & Motels
Regal-Beloit	5,500	$304,260	1.63%	Machinery - Tools & Rel Prods
Charles Schwab	25,000	$319,000	1.71%	Finance - Investment Bkrs
Sempra Energy	6,000	$305,520	1.63%	Utility - Gas Distribution
Spectra Energy	13,000	$264,420	1.41%	Oil & Gas - Prods/Pipeline
Stanley Black & Decker	3,000	$160,920	0.86%	Machinery - Tools & Rel Prods
Staples	6,000	$106,620	0.57%	Office Equip & Supplies
Trimble Navigation	14,000	$393,820	2.11%	Instruments - Elec Measuring
United Parcel Service	6,000	$382,800	2.05%	Transportation - Services
VCA Antech	8,000	$158,080	0.85%	Medical - Hospitals
Visa	3,000	$206,940	1.11%	Finance - Services
Washington Banking	25,000	$301,500	1.61%	Banks - West
Washington Federal	15,000	$214,200	1.15%	Finance - Savings & Loan
Weyerhaeuser	24,509	$384,791	2.06%	Buildg Prods - Wood
John Wiley & Sons	8,000	$284,720	1.52%	Publishing - Books
Noble	10,000	$311,200	1.66%	Oil & Gas - Offshore Drillng

	TOTAL	$18,702,187	100.00%

Saturna Investment Trust, Sextant Core Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	2,600	$70,278	1.66%	Telecommunctns - Services
Adobe Systems	1,100	$30,470	0.72%	Computer - Software
Alcoa	2,000	$20,435	0.48%	Metal Ores - Non Ferrous
Allegiant Travel	1,200	$45,156	1.07%	Transportation - Airline
Anglo American PLC ADR	1,119	$19,929	0.47%	Metal Ores - Gold
Apple	250	$60,775	1.43%	Computer - Mini/Micro
Arch Coal	2,000	$44,990	1.06%	Coal
Australia & New Zealand Banking ADS	3,000	$60,660	1.43%	Banks - Foreign
BASF SE ADS	400	$21,056	0.50%	Chemicals - Diversified
Bellsouth Corp	100,000	$107,786	2.54%	Telecommunctns - Services
Berkley WR Corp	100,000	$104,731	2.47%	Insurance - Propt/Casul/Title
BHP Billiton ADS	650	$43,225	1.02%	Metal Ores - Non Ferrous
CRH PLC ADS	600	$9,402	0.22%	Building - Cement/Concrete/Ag
CSX Corp.	95,000	$97,824	2.31%	Transportation - Rail
Canadian National Railway	800	$48,816	1.15%	Transportation - Rail
China Mobile ADS	500	$25,660	0.61%	Telecommunctns - Cellular
Chubb	750	$41,348	0.98%	Insurance - Propt/Casul/Title
ConocoPhillips	1,250	$65,538	1.55%	Oil & Gas - U S Integrated
Countrywide Home Loan	100,000	$105,997	2.50%	Banks - Money Center
Devon Energy	1,200	$72,336	1.71%	Oil & Gas - U S Explo & Prod
EI du Pont de Nemours	100,000	$116,498	2.75%	Chemicals - Diversified
Emerson Electric	100,000	$117,410	2.77%	Elec Components - Misc
Express Scripts	1,200	$51,120	1.21%	Medical - Hlth Maint Orgs
Freeport-McMoRan Copper & Gold	200	$14,398	0.34%	Metal Ores - Misc
General Mills	2,000	$72,320	1.71%	Food - Misc Preparation
Genzyme	400	$28,044	0.66%	Medical - Biomed/Genetics
GlaxoSmithKline PLC ADS	500	$18,700	0.44%	Medical - Drugs
Harris	800	$33,656	0.79%	Telecommunctns - Equip
Heinz (H.J.)	1,500	$69,360	1.64%	Food - Canned
Hewlett-Packard	1,200	$46,140	1.09%	Computer - Mini/Micro
Home Depot	100,000	$112,667	2.66%	Buildg Prods - Retail/Whlsle
Honeywell International	850	$33,201	0.78%	Diversified Operations
Humana	1,000	$47,790	1.13%	Medical - Hlth Maint Orgs
Idacorp	900	$31,554	0.74%	Utility - Electric Power
ING Groep NV ADS	1,242	$11,029	0.26%	Insurance - Multi Line
JP Morgan Chase & Co	550	$19,998	0.47%	Banks - Money Center
Johnson & Johnson	900	$51,318	1.21%	Medical - Supplies
Kimberly-Clark	625	$40,250	0.95%	Paper & Paper Products
LAN Airlines SA ADS	3,500	$93,590	2.21%	Transportation - Airline
Eli Lilly	1,000	$33,590	0.79%	Medical - Drugs
Lockheed Martin	400	$27,808	0.66%	Electronics - Military Sys
Lowe's	900	$18,252	0.43%	Buildg Prods - Retail/Whlsle
McGraw-Hill	1,000	$27,650	0.65%	Publishing - Books
Monsanto	600	$31,590	0.75%	Medical - Drugs
NRG Energy	1,200	$24,384	0.58%	Utility - Electric Power
NextEra Energy	600	$32,238	0.76%	Utility - Electric Power
Nike	900	$63,000	1.49%	Shoes & Related Apparel
Novartis AG ADR	800	$41,992	0.99%	Medical - Drugs
Novo Nordisk A/S ADS	400	$34,248	0.81%	Medical - Drugs
Nucor	800	$29,424	0.69%	Steel - Producers
PNC Bank	600	$30,594	0.72%	Banks - Northeast
Parker Hannifin	450	$26,622	0.63%	Instruments - Control
Pearson PLC ADS	3,100	$45,942	1.08%	Publishing - Books
PepsiCo	1,000	$64,180	1.51%	Beverages - Soft Drink
Praxair	700	$60,221	1.42%	Chemicals - Specialty
Procter & Gamble	900	$53,703	1.27%	Cosmetics & Toiletries
RPM International	1,000	$16,900	0.40%	Chemicals - Specialty
SeaRiver Maritime	112,000	$106,890	2.52%	Transportation - Ship
Stanley Black & Decker	446	$23,923	0.56%	Machinery - Tools & Rel Prods
Staples	90,000	$100,254	2.37%	Office Equip & Supplies
StatoilHydro ASA ADS	2,003	$37,536	0.89%	Oil & Gas - Intl Integrated
Taiwan Semiconductor ADS	4,534	$42,620	1.01%	Elec Components - Semicondtrs
Telefonica SA ADS	500	$33,255	0.78%	Utility - Telephone
3M	600	$47,130	1.11%	Diversified Operations
Tomkins PLC ADS	750	$14,790	0.35%	Diversified Operations
Toronto-Dominion Bank	550	$37,131	0.88%	Banks - Foreign
Total SA ADS	1,100	$51,315	1.21%	Oil & Gas - Intl Integrated
Unilever PLC ADS	1,850	$49,136	1.16%	Food - Misc Preparation
U.S. Treasury Bond	150,000	$228,492	5.39%	U S Government
US Treasury Bond	100,000	$131,891	3.11%	U S Government
U.S. Treasury Bond 5-3/8 2/15/31	60,000	$78,703	1.86%	U S Government
UnitedHealth	2,000	$63,440	1.50%	Medical - Hlth Maint Orgs
Verizon	100,000	$105,495	2.49%	Telecommunctns - Cellular
Visa	600	$41,388	0.98%	Finance - Services
Washington Federal	2,000	$28,560	0.67%	Finance - Savings & Loan
Western Union	30,000	$34,841	0.82%	Finance - Services
Williams Companies	3,000	$54,390	1.28%	Oil & Gas - Prods/Pipeline
Xerox Corporate Bond	100,000	$101,473	2.39%	Office Automation
Orient-Express Hotels	1,000	$8,640	0.20%	Hotels & Motels
Noble	1,600	$49,792	1.17%	Oil & Gas - Offshore Drillng

	TOTAL	$4,238,878	100.00%

Saturna Investment Trust, Sextant International Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry	Country
Aegon NV	100,000	$511,000	0.58%	Insurance - Multi Line	NETHERLANDS
America Movil SAB de CV ADS	30,000	$1,398,900	1.60%	Telecommunctns - Cellular	MEXICO
American Oriental Bioengineering	100,000	$227,000	0.26%	Medical - Biomed/Genetics	CHINA
Anglo American PLC ADR	80,000	$1,424,800	1.63%	Metal Ores - Gold	SOUTH AFRICA
Australia & New Zealand Banking ADS	40,000	$808,800	0.92%	Banks - Foreign	AUSTRALIA
AXA SA ADS	17,000	$262,480	0.30%	Banks - Foreign	FRANCE
BASF SE ADS	3,400	$178,976	0.20%	Chemicals - Diversified	GERMANY
BCE	60,000	$1,874,400	2.14%	Telecommunctns - Equip	CANADA
BG Group plc ADS	14,000	$1,124,200	1.28%	Utility - Gas Distribution	UNITED KINGDOM
Banco Bilbao Vizcaya Argentaria SA	50,000	$603,500	0.69%	Banks - Foreign	SPAIN
Banco Santander ADS	200,000	$2,338,000	2.67%	Banks - Foreign	SPAIN
Barrick Gold	25,000	$1,169,000	1.34%	Metal Ores - Gold	CANADA
BHP Billiton ADS	20,000	$1,330,000	1.52%	Metal Ores - Non Ferrous	AUSTRALIA
CPFL Energia S A ADR	15,000	$1,069,200	1.22%	Utility - Electric Power	BRAZIL
CRH PLC ADS	10,000	$156,700	0.18%	Building - Cement/Concrete/Ag	IRELAND
Canadian Pacific Railway	32,000	$1,887,360	2.16%	Transportation - Rail	CANADA
Canon ADS	11,000	$450,010	0.51%	Office Automation	JAPAN
Cenovus Energy	40,000	$1,076,400	1.23%	Oil & Gas - Canadn Exp & Prod	CANADA
China Mobile ADS	25,000	$1,283,000	1.47%	Telecommunctns - Cellular	CHINA
China Techfaith Wireless ADR	10,000	$32,200	0.04%	Telecommunctns - Cellular	CHINA
Coca-Cola Femsa SAB de CV ADS	20,000	$1,501,400	1.72%	Beverages - Soft Drink	MEXICO
COPA Holdings SA, Class A	40,000	$1,951,200	2.23%	Transportation - Airline	PANAMA
Dassault Systems SA ADR	10,000	$604,200	0.69%	Computer - Software	FRANCE
EnCana	40,000	$1,099,600	1.26%	Oil & Gas - Canadn Integrated	CANADA
Enersis SA ADS	65,000	$1,430,000	1.63%	Utility - Electric Power	CHILE
Fibria Celulose SA	45,500	$694,330	0.79%	Paper & Paper Products	BRAZIL
Fomento Economico Mex ADS	20,000	$974,000	1.11%	Beverages - Alcoholic	MEXICO
GlaxoSmithKline PLC ADS	35,000	$1,309,000	1.50%	Medical - Drugs	UNITED KINGDOM
ICICI Bank Ltd ADS	30,000	$1,239,300	1.42%	Banks - Foreign	INDIA
Infosys ADS	32,000	$1,832,960	2.09%	Computer - Software	INDIA
ING Groep NV ADS	92,852	$824,526	0.94%	Insurance - Multi Line	NETHERLANDS
Korea Electric Power ADS	20,000	$246,200	0.28%	Utility - Electric Power	KOREA
LAN Airlines SA ADS	130,000	$3,476,200	3.97%	Transportation - Airline	CHILE
LIHIR Gold Limited ADS	55,000	$2,279,200	2.60%	Metal Ores - Gold	INDONESIA
Metso Oyj ADS	12,100	$440,440	0.50%	Paper & Paper Products	FINLAND
Millicom International Cellular SA	10,000	$920,800	1.05%	Telecommunctns - Cellular	LUXEMBOURG
Mitsubishi UFJ Financial ADR	200,000	$950,000	1.09%	Banks - Foreign	JAPAN
Nice Systems ADS	10,000	$268,000	0.31%	Computer - Internet	ISRAEL
Nidec ADR	13,000	$283,400	0.32%	Machinery - Electrical	JAPAN
Nintendo	17,000	$590,750	0.67%	Toys/Games/Hobby Prod	JAPAN
Nissan Motor ADS	95,000	$1,446,850	1.65%	Auto/Truck - Mfg Foreign	JAPAN
Nomura Holdings ADR	30,000	$168,000	0.19%	Finance - Investment Bkrs	JAPAN
Novartis AG ADR	25,000	$1,312,250	1.50%	Medical - Drugs	SWITZERLAND
Novo Nordisk A/S ADS	25,000	$2,140,500	2.45%	Medical - Drugs	DENMARK
Orient Express Hotels	131,300	$1,134,432	1.30%	Hotels & Motels	BERMUDA
Pearson PLC ADS	90,000	$1,333,800	1.52%	Publishing - Books	UNITED KINGDOM
Potash Corp of Saskatchewan	17,000	$2,503,250	2.86%	Fertilizers	CANADA
PT Indosat Tbk ADR	20,000	$498,000	0.57%	Utility - Telephone	INDONESIA
Repsol YPF SA ADS	55,000	$1,252,900	1.43%	Oil & Gas - Intl Integrated	SPAIN
Rio Tinto PLC ADS	16,000	$806,880	0.92%	Metal Ores - Misc	UNITED KINGDOM
Ritchie Bros Auctioneers	30,000	$546,900	0.62%	Building - Heavy Const	CANADA
Ryanair Holdings plc ADS	20,000	$568,200	0.65%	Transportation - Airline	IRELAND
SK Telecom ADR	30,000	$480,600	0.55%	Telecommunctns - Services	KOREA
SAP AG ADS	12,000	$522,480	0.60%	Computer - Software	GERMANY
Shire PLC ADR	20,000	$1,294,400	1.48%	Medical - Drugs	UNITED KINGDOM
StatoilHydro ASA ADS	30,173	$565,442	0.65%	Oil & Gas - Intl Integrated	NORWAY
Teck Resources LTD	100,000	$3,338,000	3.81%	Metal Ores - Non Ferrous	CANADA
Telecom New Zealand ADS	20,000	$140,800	0.16%	Utility - Telephone	NEW ZEALAND
Telefonica SA ADS	25,000	$1,662,750	1.90%	Utility - Telephone	SPAIN
Telefonos de Mexico SAB de CV ADS	30,000	$419,100	0.48%	Utility - Telephone	MEXICO
Telus	45,000	$1,768,950	2.02%	Telecommunctns - Services	CANADA
Tenaris SA ADR	2,500	$84,125	0.10%	Steel - Pipe & Tubes	ARGENTINA
Teva Pharmaceutical Industries ADS	30,000	$1,518,600	1.74%	Medical - Generic Drugs	ISRAEL
Toronto-Dominion Bank	30,000	$2,025,300	2.31%	Banks - Foreign	CANADA
Total SA ADS	30,000	$1,399,500	1.60%	Oil & Gas - Intl Integrated	FRANCE
Toyota Motor ADS	20,000	$1,356,800	1.55%	Auto/Truck - Mfg Foreign	JAPAN
Turkcell Iletisim Hizmetleri ADR	70,000	$1,109,500	1.27%	Telecommunctns - Cellular	TURKEY
Unilever PLC ADS	20,000	$531,200	0.61%	Food - Misc Preparation	UNITED KINGDOM
US T Bill 11/18/10	10,000,000	$9,997,140	11.42%
UPM-Kymmene Oyj ADS	3,500	$47,740	0.05%	Paper & Paper Products	FINLAND
Vale SA-SP ADR	60,000	$1,605,000	1.83%	Metal Prods - Fabrication	BRAZIL
Vestas Wind Systems ADR	50,000	$616,000	0.70%	Energy Alternate Sources	DENMARK
Vodafone Group PLC ADS	50,000	$1,210,000	1.38%	Telecommunctns - Cellular	UNITED KINGDOM

	TOTAL	$87,526,821	100.00%

Saturna Investment Trust, Sextant Short-Term Bond Fund

Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Astrazeneca PLC	125,000	$136,401	2.98%	9/15/12	Medical - Drugs
Bank of New York Mellon	160,000	$173,254	3.79%	4/1/12	Banks - Money Center
Berkshire Hathaway Financial	100,000	$106,433	2.33%	5/15/15	Insurance - Multi Line
Commerce Charter TWP Michigan	125,000	$137,144	3.00%	12/1/13	General Obligations
Dawson Springs KY ISD Bldg Rev	95,000	$98,192	2.15%	8/1/13	Schools
Dover Corporation	100,000	$102,732	2.24%	2/15/11	Machinery - Genrl Industrial
Florida Power & Light Group Capital	140,000	$146,484	3.20%	9/1/11	Utility - Electric Power
Xstrata Canada Corp	200,000	$216,422	4.73%	6/5/12	Metal Ores - Misc
Fortune Brands	120,000	$121,785	2.66%	1/15/11	Beverages - Alcoholic
General Electric Capital Corp	100,000	$107,681	2.35%	10/19/12	Diversified Operations
Halliburton Co.	132,000	$132,713	2.90%	10/15/10	Oil & Gas - Field Services
HSBC Finance Corp. (Household Finc)	100,000	$105,629	2.31%	10/15/11	Finance - Consumer Loans
IBM Corporation	135,000	$147,100	3.21%	10/22/12	Computer - Services
Manhattan Kansas	180,000	$186,487	4.07%	12/1/13	Roads
Marathon Oil	120,000	$129,582	2.83%	7/1/12	Oil & Gas - U S Integrated
Ontario, Canada Yankee	220,000	$242,022	5.29%	6/16/14	U S Government
PNC Funding Corp	200,000	$222,669	4.86%	6/10/14	Banks - Northeast
Passaic NJ Taxable Pension GO	100,000	$103,697	2.27%	2/1/13	General Obligations
Protective Life Secured Trust	200,000	$211,000	4.61%	5/15/13	Insurance - Life
Rhode Island Econ Dev Corp Rev	175,000	$183,701	4.01%	3/15/13	Real Estate - Development
Rio Tinto Finance USA	150,000	$183,988	4.02%	5/17/14	Metal Ores - Misc
Roche Holdings Inc	150,000	$157,803	3.45%	3/1/12	Medical - Misc Products
SeaRiver Maritime	202,000	$192,785	4.21%	9/1/12	Transportation - Ship
Southwestern Michigan Comm. College	125,000	$134,544	2.94%	5/1/15	Schools
Stanley Works	180,000	$192,365	4.20%	11/1/12	Machinery - Tools & Rel Prods
US T-NOTE	350,000	$357,984	7.82%	12/31/13	U S Government
Verizon New England Tel.	129,000	$139,307	3.04%	10/1/13	Utility - Telephone
Noble Corp	190,000	$207,125	4.53%	6/1/13	Oil & Gas - Offshore Drillng

	TOTAL	$4,577,029	100.00%

Saturna Investment Trust, Sextant Bond Income Fund

Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Air Products & Chemicals	50,000	$71,291	1.46%	4/15/21	Chemicals - Specialty
Allstate Corp.	50,000	$57,654	1.18%	6/15/13	Insurance - Multi Line
AutoZone Inc.	95,000	$105,231	2.15%	11/15/15	Auto Parts - Replacement
BHP Finance USA	125,000	$141,808	2.90%	12/15/15	Metal Ores - Misc
Baker Hughes Inc	100,000	$125,556	2.57%	1/15/29	Oil & Gas - Field Services
Burlington VT Taxable Pub Imp Ser B	160,000	$170,104	3.48%	11/1/28	General Obligations
Caterpillar INC	40,000	$43,339	0.89%	8/15/11	Machinery - Const/Mining
Cingular Wireless (AT&T)	140,000	$173,701	3.55%	12/15/31	Utility - Telephone
CitiCorp	50,000	$52,823	1.08%	10/15/11	Banks - Money Center
Commonwealth Edison Corp.	50,000	$57,961	1.19%	7/1/13	Utility - Electric Power
Conagra Inc.	4,000	$4,009	0.08%	9/15/10	Food - Misc Preparation
ConocoPhillips	150,000	$182,398	3.73%	1/15/20	Oil & Gas - Intl Integrated
Dayton Hudson Corp. (Target Stores)	50,000	$51,496	1.05%	1/1/11	Retail - Discount & Variety
Dean Witter Discovery & Company	50,000	$55,275	1.13%	10/15/13	Finance - Investment Bkrs
Deere & Co.	95,000	$134,646	2.75%	5/15/30	Machinery - Farm
Dell Rapids SD School Dist 49-3	200,000	$213,012	4.36%	1/15/30	Schools
Dupage Co. IL Cmnty Coll Dist #502	150,000	$158,136	3.23%	1/1/26	General Obligations
Federal Farm Credit Bank	150,000	$167,596	3.43%	1/15/18	U S Government
Federal Home Loan Bank	150,000	$178,710	3.66%	9/15/16	Finance - Mrtg & R.E. Service
Florida Power & Light	100,000	$118,512	2.42%	10/1/33	Utility - Electric Power
Goldman Sachs	180,000	$179,240	3.67%	1/15/27	Finance - Investment Bkrs
Graves CO KY SCD Bldg Lease Rev	150,000	$158,417	3.24%	6/1/24	Schools
Heinz H. J. Co.	75,000	$80,278	1.64%	3/15/12	Food - Misc Preparation
Hershey Foods Co.	50,000	$55,728	1.14%	8/15/12	Food - Confectionery
Idaho Hsg & Fin GRAVEE BAB A-2	180,000	$193,792	3.96%	7/15/20	Roads
Masco	60,000	$63,333	1.30%	8/15/13	Buildg Prods - Miscellaneous
Milan Cnty Michigan Area Schools	150,000	$161,478	3.30%	5/1/24	General Obligations
Oklahoma City Fin Auth Ed Lease Rev	160,000	$187,470	3.83%	9/1/22	State Education
Paine Webber Group	50,000	$56,684	1.16%	2/15/14	Finance - Investment Bkrs
Pharmacia (PFE)	100,000	$125,557	2.57%	12/1/18	Medical - Drugs
Phillips Electronics Corp	75,000	$87,334	1.79%	8/15/13	Electronics - Misc Products
Progressive	75,000	$83,735	1.71%	10/1/13	Insurance - Propt/Casul/Title
Quebec Canada Yankee	175,000	$243,691	4.98%	2/9/24	U S Government
St. Pauls Travelers Insurance	125,000	$142,130	2.91%	12/1/15	Insurance - Propt/Casul/Title
San Marcos Texas ULTD GO BAB	200,000	$213,332	4.36%	8/15/30	Utilities - Sewer
SeaRiver Maritime	225,000	$214,735	4.39%	9/1/12	Transportation - Ship
Southwest Airlines	75,000	$79,727	1.63%	3/1/12	Transportation - Airline
Springville UT. GO BAB	240,000	$246,689	5.05%	5/1/31	General Obligations
Wal-Mart Stores	45,000	$52,580	1.08%	6/1/13	Retail - Discount & Variety

	TOTAL	$4,889,188	100.00%

Saturna Investment Trust, Idaho Tax-Exempt Fund

Bond	Quantity	Market Value	% Portfolio	Maturity	Industry
Ada & Canyon JSD #2 Meridian	50,000	$60,031	0.40%	7/30/15	Schools
Ada & Canyon JSD #2 Meridian	165,000	$188,384	1.25%	8/15/20	General Obligations
Ada & Canyon JSD #2 Merdian	155,000	$176,105	1.17%	8/15/21	General Obligations
Ada & Canyon JSD # 3 Kuna	500,000	$573,510	3.81%	9/15/19	General Obligations
Washington & Adams Co.s JSDC # 432	100,000	$110,274	0.73%	8/15/19	General Obligations
Bingham Co. SCD # 52 Snake HS	250,000	$281,848	1.87%	9/1/20	General Obligations
Bingham Co. SCD #52 Snake HS	400,000	$424,152	2.82%	9/1/27	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	285,000	$303,240	2.01%	8/1/17	General Obligations
Blackfoot ID COP Series 2000	135,000	$135,381	0.90%	2/1/18	Utility - Waste Mangmt
Blaine County Idaho Series A	150,000	$162,195	1.08%	8/1/23	General Obligations
Boise City ID Gen Fund Rev	160,000	$167,858	1.11%	12/1/17	Finance - Services
Boise City ID Gen Fund Rev	100,000	$104,833	0.70%	12/1/18	Finance - Services
Boise State Univerity ID Rev's	250,000	$263,518	1.75%	4/1/27	Schools
Boise State University Rev 09 Ser A	385,000	$410,980	2.73%	4/1/34	Schools
Boise City Urb Ren Agy Lease Rev	160,000	$177,646	1.18%	8/15/20	Real Estate - Development
Boise City Urb Ren Agy Lease Rev	90,000	$98,998	0.66%	8/15/21	Real Estate - Development
Bonneville & Bingham Co ID SCD 93	150,000	$171,033	1.14%	9/15/16	General Obligations
Bonneville & Bingham Co JSD #93 GO	350,000	$393,302	2.61%	9/15/17	General Obligations
Boundary County SCD #101	240,000	$261,713	1.74%	8/15/21	General Obligations
Caldwell ID Par Lien Sewer Rev 2010	100,000	$117,605	0.78%	9/1/19	Utilities - Sewer
Canyon Co. ID SCD # 131 Nampa	325,000	$356,353	2.37%	8/15/19	Schools
Canyon Co. ID SCD # 131 Nampa	105,000	$114,592	0.76%	8/15/23	General Obligations
Canyon Co. ID SCD #134 Middleton	170,000	$182,276	1.21%	7/31/16	General Obligations
Canyon Co. Id SCD #139 Vallivue	350,000	$370,937	2.46%	9/15/25	Schools
Fremont & Madison JSD 215 St. Antho	200,000	$225,784	1.50%	8/15/19	General Obligations
Fremont Madison Cnty ID JSD 215	130,000	$141,327	0.94%	8/15/24	General Obligations
Idaho Bond Bank Authority Rev	135,000	$142,707	0.95%	9/1/22	Pollution Control - Servcs
Idaho Bond Bank Authority	250,000	$275,375	1.83%	9/15/26	Utility - Water Supply
Idaho Bond Bank Authority	75,000	$80,126	0.53%	9/15/23	Utility - Waste Mangmt
Idaho Bond Bank Authority	90,000	$99,407	0.66%	9/15/19	Finance - Services
Idaho Bond Bank Authority Rev Ser B	100,000	$106,952	0.71%	9/15/24	Diversified Operations
Idaho Falls ID Electric	125,000	$147,623	0.98%	4/1/19	Utility - Electric Power
Idaho Health Fac Ath Holy Cross Rev	50,000	$49,973	0.33%	12/1/28	Medical - Hospitals
Idaho Health Facs Auth Rev Ref.	110,000	$110,388	0.73%	12/1/14	Medical - Hospitals
Idaho Health Facs Auth Corp	115,000	$115,381	0.77%	12/1/22	Medical - Hospitals
Idaho Health Facs Auth Rev	200,000	$232,570	1.54%	12/1/23	Medical - Hospitals
Idaho Health Facs Auth Rev Grp B	115,000	$130,761	0.87%	12/1/33	Medical - Hospitals
Idaho Housing & Finance Assoc.	100,000	$107,695	0.72%	6/1/17	Schools
Idaho Housing & Finance Assoc	200,000	$220,234	1.46%	7/15/24	Transportation - Services
Idaho Housing & Finance GARVEE TR-A	250,000	$273,253	1.82%	7/15/23	Roads
Idaho Housing & Finance GARVEE TR-A	50,000	$55,607	0.37%	7/15/27	Roads
Idaho Housing & Fin Ass SF Rev	90,000	$95,022	0.63%	7/1/28	Housing
Idaho State Building Authority	110,000	$114,852	0.76%	9/1/23	Building - Resident/Commercl
Idaho State University Ref & Impt	150,000	$150,500	1.00%	4/1/17	State Education
Idaho State University Rev.	220,000	$232,753	1.55%	4/1/24	State Education
Jefferson & Madison SCD 251 Rigby	100,000	$109,600	0.73%	9/1/24	General Obligations
Jerome ID Urban Renewal District	200,000	$203,838	1.35%	9/1/13	Real Estate - Development
Jerome Lincoln Gooding Co's JSC 261	125,000	$137,505	0.91%	9/15/18	General Obligations
Jerome Lincoln Gooding Co's JSD 261	250,000	$284,185	1.89%	9/15/22	General Obligations
Kootenai-Shonshone Area Librarys	220,000	$237,475	1.58%	8/1/21	General Obligations
Latah Nez Perce Clearwater JSD 283	190,000	$209,458	1.39%	8/15/27	General Obligations
Lemhi County ID GO	100,000	$105,321	0.70%	8/1/15	General Obligations
Madison Co. SCD # 321 Rexburg UTGO	410,000	$439,598	2.92%	8/15/24	General Obligations
Madison Co. SCD # 321 Rexburg UTGO	250,000	$264,913	1.76%	8/15/26	Schools
Meridian ID Free Library District	100,000	$101,720	0.68%	8/1/15	General Obligations
Minidoka & Jerome JSD # 331	75,000	$81,669	0.54%	8/15/18	General Obligations
Minidoka & Jerome JSD # 331	75,000	$80,435	0.53%	8/15/20	General Obligations
Minidoka & Jerome JSD 331	225,000	$235,735	1.57%	8/15/24	General Obligations
Minidoka & Jerome JSD # 331	160,000	$167,998	1.12%	8/15/25	General Obligations
Moscow Idaho Sewer Revenue	200,000	$215,170	1.43%	5/1/28	Utilities - Sewer
Nampa Idaho Series B	200,000	$218,516	1.45%	8/1/20	General Obligations
Nez Perce County (Jail) 2007 COP	150,000	$161,489	1.07%	2/1/21	Municipal Leases
Owyhee & Canyon Co SD 370 Homedale	160,000	$188,776	1.25%	8/15/16	Schools
Owyhee & Elmore SD 365 Grandview	350,000	$386,232	2.57%	8/15/27	Schools
Payette Co ID SCD #373	350,000	$390,411	2.59%	9/15/24	Schools
Pocatello ID Water Rev	100,000	$106,140	0.71%	2/1/24	Utility - Water Supply
Pocatello ID. Water Revenue	350,000	$375,732	2.50%	2/1/26	Utility - Water Supply
Post Falls LID 2004-1	300,000	$299,979	1.99%	5/1/21	Real Estate - Development
Twin Falls ID SCD 411	120,000	$128,345	0.85%	9/15/25	General Obligations
University Of Idaho Rev.	225,000	$248,020	1.65%	4/1/28	State Education
University of Idaho Rev.s	200,000	$221,772	1.47%	4/1/19	State Education
University of Idaho Rev's	260,000	$286,055	1.90%	4/1/20	State Education
Valley & Adams JSD # 421 McCall	135,000	$145,360	0.97%	8/1/22	General Obligations
Valley & Adams JSD 421 McCall	290,000	$308,061	2.05%	8/1/24	Schools

	TOTAL	$15,054,554	100.00%

Fair Value Measurments Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Funds’ investments carried at value:

LEVEL	VALUATION INPUTS	INVESTMENTS IN SECURITIES
		STBFX	SBFIX	SCORX	SSGFX	SSIFX	NITEX
LEVEL 1	Quoted Prices	$-	$-	$2,587,925	$18,702,187	$75,250,481	$-
LEVEL 2	Other Significant Observable Inputs	$4,577,029	$4,889,188	$1,650,953	$-	$9,997,140	$14,353,287
LEVEL 3	Significant Unobservable Inputs	$-	$-	$-	$-	$2,279,200	$701,267
TOTAL		$4,577,029	$4,889,188	$4,238,878	$18,702,187	$87,526,821	$15,054,554

Level 3 Roll-Forward Municipal Securities

Beginning Balance	$681,613
Total unrealized gains or losses	$19,654
Ending Balance	$701,267

Level 3 Roll-Forward Equities Sextant International Fund

Beginning Balance	$0
Total unrealized gains or losses	$0
Transfers	$2,279,200
Ending Balance	$2,279,200

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of the Fund's holdings consist of less than an institutional Round Lot and are considered "Odd Lots." Odd Lots trade at a discount to Round Lots to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Fund applies a discount to the valuation of Odd Lot holdings as shown in the following chart:

Total Face Value	Adjustment to Price
Under 10,000	-0.750
10,000-24,999	-0.625
25,000-49,999	-0.500
50,000-74,999	-0.375
75,000-99,999	-0.250
100,000 and up	none

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updated “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the additional requirements will have on its financial statement disclosures.

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On October 7, 2010, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 27, 2010

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 27, 2010